CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

Shares		Value
Common Stock — 81.1%
Communication Services — 2.4%
Media & Entertainment — 2.4%
9,892	Walt Disney Co. (The)[1]	$955,567

Consumer Discretionary — 11.9%
Consumer Durables & Apparel — 2.2%
112,033	G-III Apparel Group Ltd.[1,2]	862,654

Consumer Services — 5.3%
77,276	Regis Corp.[2]	456,701
60,746	ServiceMaster Global Holdings, Inc.[2]	1,640,142

		2,096,843

Retailing — 4.4%
85,585	LKQ Corp.[1,2]	1,755,349

Total Consumer Discretionary		4,714,846

Consumer Staples — 10.9%
Food & Staples Retailing — 1.8%
29,308	Performance Food Group Co.[2]	724,494

Food, Beverage & Tobacco — 6.9%
66,184	Nomad Foods Ltd.[2]	1,228,375
166,283	Primo Water Corp.	1,506,524

		2,734,899

Household & Personal Products — 2.2%
89,368	elf Beauty, Inc.[2]	879,381

Total Consumer Staples		4,338,774

Financials — 3.6%
Diversified Financials — 2.1%
24,998	Charles Schwab Corp. (The)	840,433

Insurance — 1.5%
24,919	American International Group, Inc.[1]	604,285

Total Financials		1,444,718

Health Care — 6.7%
Health Care Equipment & Services — 6.7%
10,119	Danaher Corp.[1]	1,400,571
85,817	Envista Holdings Corp.[2]	1,282,106

Total Health Care		2,682,677

Shares		Value
Industrials — 21.4%
Capital Goods — 9.1%
9,334	Dover Corp.[1]	$783,496
9,122	Kaman Corp.	350,923
186,894	PAE, Inc.[2]	1,212,942
13,332	United Technologies Corp.	1,257,608

		3,604,969

Commercial & Professional Services — 7.7%
125,345	Clarivate Analytics PLC[1,2,3]	2,600,909
8,641	Clean Harbors, Inc.[2]	443,629

		3,044,538

Transportation — 4.6%
16,396	Canadian National Railway Co.	1,272,821
13,132	Kirby Corp.[1,2]	570,848

		1,843,669

Total Industrials		8,493,176

Information Technology — 7.5%
Semiconductors & Semiconductor Equipment — 2.2%
3,676	Broadcom, Inc.[1]	871,580

Software & Services — 5.3%
19,330	PTC, Inc.[1,2]	1,183,189
42,663	Tenable Holdings, Inc.[2]	932,613

		2,115,802

Total Information Technology		2,987,382

Materials — 5.2%
Chemicals — 5.2%
5,714	Air Products & Chemicals, Inc.[1]	1,140,571
15,388	RPM International, Inc.	915,586

Total Materials		2,056,157

Real Estate — 6.9%
Specialized REIT’s — 6.9%
4,373	Equinix, Inc.[1]	2,731,245

Utilities — 4.6%
Electric Utilities — 4.6%
7,563	NextEra Energy, Inc.	1,819,809

Total Common Stock (Cost $34,593,011)		32,224,351

CRM Funds
1

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Shares		Value
Short-Term Investments — 14.0%
2,783,629	Blackrock Liquidity Funds TempCash Portfolio — Institutional Series, 0.21%[4]	$2,783,629
2,783,629	Federated Treasury Obligations Fund — Institutional Series, 0.32%[4]	2,783,629

Total Short-Term Investments (Cost $5,567,258)		5,567,258

Total Investments in Securities — 95.1% (Cost $40,160,269)		37,791,609

Common Stock Sold Short — (48.3%)
Communication Services — (5.2%)
Media & Entertainment — (3.0%)
(18,377)	Fox Corp. — Class A	$(434,249)
(6,176)	Omnicom Group, Inc.	(339,062)
(61,425)	Pearson PLC[3]	(420,518)

		(1,193,829)

Telecommunication Services — (2.2%)
(29,442)	AT&T, Inc.	(858,234)

Total Communication Services		(2,052,063)

Consumer Discretionary — (9.9%)
Consumer Durables & Apparel — (4.8%)
(36,020)	Capri Holdings Ltd.[2]	(388,656)
(47,558)	Hanesbrands, Inc.	(374,282)
(5,627)	Leggett & Platt, Inc.	(150,128)
(6,837)	Oxford Industries, Inc.	(247,910)
(2,298)	Ralph Lauren Corp.	(153,575)
(3,555)	VF Corp.	(192,254)
(4,520)	Whirlpool Corp.	(387,816)

		(1,894,621)

Consumer Services — (2.0%)
(3,568)	BJ’s Restaurants, Inc.	(49,560)
(3,515)	Choice Hotels International, Inc.	(215,294)
(30,982)	Extended Stay America, Inc.	(226,478)
(28,662)	Perdoceo Education Corp.[2]	(309,263)

		(800,595)

Retailing — (3.1%)
(7,400)	Canadian Tire Corp Ltd. — Class A	(446,639)
(4,118)	Group 1 Automotive, Inc.	(182,263)
(2,362)	Murphy USA, Inc.[2]	(199,258)
(1,415)	O’Reilly Automotive, Inc.[2]	(425,986)

		(1,254,146)

Total Consumer Discretionary		(3,949,362)

Consumer Staples — (2.4%)
Food & Staples Retailing — (1.7%)
(24,545)	Chefs’ Warehouse, Inc. (The)[2]	(247,168)

Shares		Value
Consumer Staples — (continued)
Food & Staples Retailing — (continued)
(13,892)	Kroger Co. (The)	$(418,427)

		(665,595)

Food, Beverage & Tobacco — (0.7%)
(2,275)	Hershey Co. (The)	(301,438)

Total Consumer Staples		(967,033)

Financials — (3.8%)
Banks — (1.4%)
(14,700)	National Bank of Canada	(568,133)

Diversified Financials — (2.4%)
(30,041)	Carlyle Group, Inc. (The)	(650,388)
(10,588)	PRA Group, Inc.[2]	(293,499)

		(943,887)

Total Financials		(1,512,020)

Health Care — (4.8%)
Health Care Equipment & Services — (4.8%)
(6,968)	Integer Holdings Corp.[2]	(438,009)
(18,151)	Merit Medical Systems, Inc.[2]	(567,219)
(9,240)	Omnicell, Inc.[2]	(605,959)
(2,153)	STERIS PLC[3]	(301,355)

Total Health Care		(1,912,542)

Industrials — (9.9%)
Capital Goods — (8.7%)
(3,437)	Acuity Brands, Inc.	(294,413)
(14,684)	Bloom Energy Corp. — Class A2	(76,797)
(6,029)	Middleby Corp. (The)[2]	(342,930)
(11,953)	PACCAR, Inc.	(730,687)
(7,925)	Proto Labs, Inc.[2]	(603,330)
(3,893)	Rockwell Automation, Inc.	(587,493)
(21,871)	Signify NV2	(423,865)
(34,367)	Volvo AB — Class B	(408,484)

		(3,467,999)

Transportation — (1.2%)
(4,827)	Landstar System, Inc.	(462,716)

Total Industrials		(3,930,715)

Information Technology — (9.8%)
Semiconductors & Semiconductor Components — (1.0%)
(4,663)	SolarEdge Technologies, Inc.[2]	(381,806)

Software & Services — (7.1%)
(7,336)	Blackline, Inc.[2]	(385,947)
(18,245)	Cerence, Inc.[2]	(280,973)
(4,294)	CyberArk Software Ltd.[2]	(367,395)
(5,194)	Fidelity National Information Services, Inc.	(631,798)
(4,775)	Guidewire Software, Inc.[2]	(378,705)
(5,306)	Qualys, Inc.[2]	(461,569)
(4,966)	Zscaler, Inc.[2]	(302,231)

		(2,808,618)

CRM Funds
2

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Shares		Value
Information Technology — (continued)
Technology Hardware & Equipment — (1.7%)
(19,147)	Belden, Inc.	$(690,824)

Total Information Technology		(3,881,248)

Real Estate — (2.5%)
Residential REIT’s — (1.6%)
(44,492)	Park Hotels & Resorts, Inc.	(351,932)
(6,073)	SL Green Realty Corp.	(261,746)

		(613,678)

Specialized REIT’s — (0.9%)
(15,498)	Iron Mountain, Inc.	(368,852)

Shares	Value
Real Estate — (continued)
Specialized REIT’s — (continued)
Total Real Estate	$(982,530)

Total Common Stock Sold Short (Proceeds $(23,178,057))	(19,187,513)

Other Assets in Excess of Liabilities — 53.2%	21,122,978

Total Net Assets — 100.0%	$39,727,074

[1]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
[2]	Non-income producing security.
[3]	PLC — Public Limited Company.
[4]	Rate represents an annualized yield at date of measurement.

CRM Funds
3

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

OTC Total return swap agreements outstanding at March 31, 2020:

						Upfront
			Long (Short)			Premiums	Unrealized
Counter	Financing	Termination	Notional	Reference	Fair	Paid	Appreciation/
party	Rate(1)	Date	Amount(2)	Entity	Value	(Received)	Depreciation(3)
Morgan Stanley	0.75% (Fed Funds Rate + 0.65%)	03/23/21	$2,069,471	Microsoft Corp.	$220,809	$—	$220,809
Morgan Stanley	0.75% (Fed Funds Rate + 0.65%)	03/23/21	792,710	Visa, Inc. — Class A	13,168	—	13,168
Morgan Stanley	(0.35%) (Fed Funds Rate minus 0.45%)	07/30/20	(488,547)	Morgan Stanley Custom Swap (MSCMS036) Index(4)	(3,624)	—	(3,624)
Morgan Stanley	(0.35%) (Fed Funds Rate minus 0.45%)	07/30/20	(497,442)	Morgan Stanley Custom Swap (MSCMS037) Index(4)	(34,528)	—	(34,528)
Morgan Stanley	(0.35%) (Fed Funds Rate minus 0.45%)	07/30/20	(494,616)	Morgan Stanley Custom Swap (MSCMS038) Index(4)	(24,214)	—	(24,214)
Morgan Stanley	(0.35%) (Fed Funds Rate minus 0.45%)	07/30/20	(489,891)	Morgan Stanley Custom Swap (MSCMS039) Index(4)	(35,781)	—	(35,781)
Morgan Stanley	(0.35%) (Fed Funds Rate minus 0.45%)	07/30/20	(500,272)	Morgan Stanley Custom Swap (MSCMS040) Index(4)	(41,951)	—	(41,951)
Morgan Stanley	(0.35%) (Fed Funds Rate minus 0.45%)	07/30/20	(489,950)	Morgan Stanley Custom Swap (MSCMS041) Index(4)	(6,092)	—	(6,092)
Morgan Stanley	(0.35%) (Fed Funds Rate minus 0.45%)	07/30/20	(472,453)	Morgan Stanley Custom Swap (MSCMS042) Index(4)	15,485	—	15,485
Morgan Stanley	(0.35%) (Fed Funds Rate minus 0.45%)	07/30/20	(489,901)	Morgan Stanley Custom Swap (MSCMS043) Index(4)	(15,507)	—	(15,507)
Morgan Stanley	(0.35%) (Fed Funds Rate minus 0.45%)	07/30/20	(486,233)	Morgan Stanley Custom Swap (MSCMS044) Index(4)	2,098	—	2,098
Morgan Stanley	(0.35%) (Fed Funds Rate minus 0.45%)	07/30/20	(462,191)	Morgan Stanley Custom Swap (MSCMS045) Index(4)	11,811	—	11,811

					$101,674	$—	$101,674

 (1)Paid monthly.

 (2)On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

 (3)Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation/depreciation.

 (4)See the tables below for the swap constituents.

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS036) Index total return swap with Morgan Stanley as of March 31, 2020, termination date 7/30/20:

		Market	% of Total
Reference Entity	Shares	Value	Index Value
Cisco Systems, Inc.	20,121	$790,946	8.25%
Fidelity National Information Services I	6,268	762,423	7.96%
NXP Semiconductors NV	8,920	739,707	7.72%
Apple, Inc.	2,825	718,325	7.49%
ANSYS, Inc.	3,049	708,737	7.39%

CRM Funds
4

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

		Market	% of Total
Reference Entity	Shares	Value	Index Value
Hormel Foods Corp.	14,718	686,468	7.16%
Hershey Co. (The)	5,135	680,394	7.10%
PepsiCo, Inc.	5,593	671,670	7.01%
Cognizant Technology Solutions Corp.	14,257	662,532	6.91%
Kroger Co. (The)	21,645	651,948	6.80%
Motorola Solutions, Inc.	4,783	635,792	6.63%
General Mills, Inc.	11,971	631,689	6.59%
Clorox Co. (The)	3,610	625,379	6.53%
Kellogg Co.	10,319	619,041	6.46%

		$9,585,051	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS037) Index total return swap with Morgan Stanley Bank as of March 31, 2020, termination date 7/30/20:

		Market	% of Total
Reference Entity	Shares	Value	Index Value
HCA Healthcare, Inc.	14,678	$1,318,802	12.05%
General Motors Co.	59,524	1,236,905	11.31%
Automatic Data Processing, Inc.	8,503	1,162,245	10.62%
Caterpillar, Inc.	9,988	1,159,009	10.59%
Eaton Corp PLC	14,531	1,128,887	10.32%
Pfizer, Inc.	30,902	1,008,653	9.22%
3M Co.	7,298	996,278	9.11%
McKesson Corp.	7,358	995,291	9.10%
PepsiCo, Inc.	8,270	993,219	9.08%
United Parcel Service, Inc.	10,075	941,165	8.60%

		$10,940,454	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS038) Index total return swap with Morgan Stanley Bank as of March 31, 2020, termination date 7/30/20:

		Market	% of Total
Reference Entity	Shares	Value	Index Value
Lam Research Corp.	3,205	$769,191	7.03%
General Electric Co.	96,451	765,818	7.00%
Automatic Data Processing, Inc.	5,325	727,827	6.65%
Micron Technology, Inc.	17,222	724,373	6.62%
Applied Materials, Inc.	15,551	712,553	6.51%
Caterpillar, Inc.	6,067	704,058	6.44%
NXP Semiconductors NV	8,211	680,915	6.22%
HCA Healthcare, Inc.	7,485	672,530	6.15%
Pfizer, Inc.	20,546	670,611	6.13%
Eaton Corp PLC	8,627	670,204	6.13%
McKesson Corp.	4,906	663,560	6.07%

CRM Funds
5

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

		Market	% of Total
Reference Entity	Shares	Value	Index Value
Cisco Systems, Inc.	16,574	651,518	5.96%
QUALCOMM, Inc.	9,615	650,481	5.95%
Emerson Electric Co.	13,581	647,137	5.92%
3M Co.	4,545	620,455	5.67%
United Parcel Service, Inc.	6,494	606,623	5.55%

		$10,937,854	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS039) Index total return swap with Morgan Stanley Bank as of March 31, 2020, termination date 7/30/20:

		Market	% of Total
Reference Entity	Shares	Value	Index Value
Philip Morris International, Inc.	14,881	$1,085,730	9.96%
Fidelity National Information Services I	8,842	1,075,489	9.87%
General Motors Co.	50,115	1,041,395	9.55%
Altria Group, Inc.	26,520	1,025,512	9.41%
Apple, Inc.	3,966	1,008,431	9.25%
Cisco Systems, Inc.	25,536	1,003,830	9.21%
Agilent Technologies, Inc.	13,679	979,673	8.99%
Cognizant Technology Solutions Corp.	20,614	957,947	8.79%
Hormel Foods Corp.	20,148	939,716	8.62%
General Mills, Inc.	17,034	898,871	8.24%
Motorola Solutions, Inc.	6,655	884,535	8.11%

		$10,901,129	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS040) Index total return swap with Morgan Stanley Bank as of March 31, 2020, termination date 7/30/20:

		Market	% of Total
Reference Entity	Shares	Value	Index Value
Eaton Corp PLC	15,736	$1,222,560	10.17%
General Electric Co.	148,787	1,181,372	9.83%
Caterpillar, Inc.	9,898	1,148,513	9.55%
Automatic Data Processing, Inc.	8,335	1,139,218	9.48%
Emerson Electric Co.	23,873	1,137,557	9.46%
General Motors Co.	51,653	1,073,347	8.93%
McKesson Corp.	7,854	1,062,321	8.84%
3M Co.	7,713	1,052,855	8.76%
Pfizer, Inc.	31,909	1,041,514	8.66%
HCA Healthcare, Inc.	11,543	1,037,098	8.63%
United Parcel Service, Inc.	9,892	924,127	7.69%

		12,020,482	100.00%

CRM Funds
6

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS041) Index total return swap with Morgan Stanley Bank as of March 31, 2020, termination date 7/30/20:

		Market	% of Total
Reference Entity	Shares	Value	Index Value
Pfizer, Inc.	28,058	$915,825	8.94%
McKesson Corp.	6,598	892,381	8.71%
Lam Research Corp.	3,613	867,152	8.46%
HCA Healthcare, Inc.	9,606	863,112	8.42%
QUALCOMM, Inc.	12,730	861,213	8.40%
Apple, Inc.	3,375	858,345	8.37%
Cisco Systems, Inc.	21,589	848,661	8.28%
Motorola Solutions, Inc.	6,371	846,775	8.26%
Applied Materials, Inc.	18,461	845,887	8.25%
Cognizant Technology Solutions Corp.	17,956	834,411	8.14%
Micron Technology, Inc.	19,259	810,030	7.90%
NXP Semiconductors NV	9,720	806,116	7.87%

		10,249,908	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS042) Index total return swap with Morgan Stanley Bank as of March 31, 2020, termination date 7/30/20:

		Market	% of Total
Reference Entity	Shares	Value	Index Value
QUALCOMM, Inc.	39,632	$2,681,119	26.56%
Apple, Inc.	10,182	2,589,300	25.66%
Micron Technology, Inc.	58,824	2474118	24.51%
Boeing Co. (The)	15,750	2348957	23.27%

		10,093,494	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS043) Index total return swap with Morgan Stanley Bank as of March 31, 2020, termination date 7/30/20:

		Market	% of Total
Reference Entity	Shares	Value	Index Value
Altria Group, Inc.	27,293	$1,055,404	10.65%
Pfizer, Inc.	31,496	1,028,031	10.37%
Philip Morris International, Inc.	14,053	1,025,295	10.34%
Amgen, Inc.	5,038	1,021,361	10.31%
Constellation Brands, Inc.	7,108	1,018,978	10.28%
Brown-Forman Corp.	18,090	1,004,161	10.13%
Hershey Co. (The)	7,550	1,000,378	10.09%
Anheuser-Busch InBev SA/NV	21,598	952,916	9.62%

CRM Funds
7

CRM FUNDS

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2020 (Unaudited)

		Market	% of Total
Reference Entity	Shares	Value	Index Value
HCA Healthcare, Inc.	10,589	951,398	9.60%
Sysco Corp.	18,699	853,216	8.61%

		$9,911,138	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS044) Index total return swap with Morgan Stanley Bank as of March 31, 2020, termination date 7/30/20:

		Market	% of Total
Reference Entity	Shares	Value	Index Value
Amgen, Inc.	16,812	$3,408,315	33.58%
Fidelity National Information Services I.	27,755	3,376,075	33.25%
Agilent Technologies, Inc.	47,008	3,366,709	33.17%

		$10,151,099	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS045) Index total return swap with Morgan Stanley Bank as of March 31, 2020, termination date 7/30/20:

		Market	% of Total
Reference Entity	Shares	Value	Index Value
Fiserv, Inc.	33,899	$3,220,109	33.57%
Ford Motor Co.	662,691	3,200,795	33.36%
Moody’s Corp.	15,000	3,172,532	33.07%

		$9,593,436	100.00%

CRM Funds
8